Exhibit 99.7

Verizon Master Trust - VZMT 2023-1

Monthly Investor Report

Group Name	One

Series Name	2023-1
Collection Period	September 2024
Payment Date	10/21/2024
Transaction Month	21
Anticipated Redemption Date	01/20/2026
Series Status at End of Prior Payment Date	Revolving

Offered Notes	Issuance Note	Note Interest Rate	Final Maturity Date
Class A	$891,010,000.00	4.49%	01/22/2029
Class B	$68,120,000.00	4.74%	01/22/2029
Class C	$40,870,000.00	4.98%	01/22/2029

Total	$1,000,000,000.00

Series 2023-1 Available Funds and other sources of funds
Series 2023-1 Allocation Percentage x Group One Available Funds	$63,930,613.28
Amounts paid by the Cap Counterparty	N/A
Available Subordinated Amounts	$0.00
Amounts drawn on the Reserve Account	$0.00
Amounts released from Principal Funding Account	$0.00
Total Available Funds	$63,930,613.28

Reserve Account Calculation
Beginning of Period Reserve Account Balance	$10,899,182.56
Required Reserve Amount	$10,899,182.56
Shortfall in Required Reserve Amount	$0.00
Reserve Account funds needed this period (True/False)	FALSE
Reserve Account draw amount required	0.00
Reserve Account Deposit Amount	$0.00
End of Period Reserve Account Balance	$10,899,182.56

Verizon Master Trust - VZMT 2023-1

Monthly Investor Report

Group Name	One

Distribution	Amount Due	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Master Collateral Agent Fee	$78.65	$78.65	$0.00	$0.00	$63,930,534.63
Indenture Trustee Fee	$1,250.00	$1,250.00	$0.00	$0.00	$63,929,284.63
Owner Trustee Fee	$0.00	$0.00	$0.00	$0.00	$63,929,284.63
Asset Representations Reviewer Fee	$33.78	$33.78	$0.00	$0.00	$63,929,250.85
Supplemental ARR Fee	$173.07	$173.07	$0.00	$0.00	$63,929,077.78
Servicing Fee	$759,763.15	$759,763.15	$0.00	$0.00	$63,169,314.63
Class A Note Interest	$3,333,862.42	$3,333,862.42	$0.00	$0.00	$59,835,452.21
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,835,452.21
Class B Note Interest	$269,074.00	$269,074.00	$0.00	$0.00	$59,566,378.21
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,566,378.21
Class C Note Interest	$169,610.50	$169,610.50	$0.00	$0.00	$59,396,767.71
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Reserve Account up to Required Reserve Amount	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Regular Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Supplemental Successor Servicer Fee	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Additional Interest Amounts	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Make-Whole Payments	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Additional Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Additional Trust Expenses	$0.00	$0.00	$0.00	$0.00	$59,396,767.71
Class R Interest	$59,396,767.71	$59,396,767.71	$0.00	$0.00	$0.00

Total	$63,930,613.28	$63,930,613.28	$0.00

Principal Payment:
First Priority Principal Payment	$0.00
Second Priority Principal Payment	$0.00
Third Priority Principal Payment	$0.00
Regular Principal Payment	$0.00
Accelerated Note Balances	$0.00

Total	$0.00

Verizon Master Trust - VZMT 2023-1

Monthly Investor Report

Group Name	One

Noteholder Payments	Note Balance	PFA Account	Interest Payment	Add’l Interest	Make-Whole	Total Payment
Class A	$0.00	$0.00	$3,333,862.42	$0.00	$0.00	$3,333,862.42
Class B	$0.00	$0.00	$269,074.00	$0.00	$0.00	$269,074.00
Class C	$0.00	$0.00	$169,610.50	$0.00	$0.00	$169,610.50

Total	$0.00	$0.00	$3,772,546.92	$0.00	$0.00	$3,772,546.92

	Note Balance per $1,000 of Notes	Interest Payment per $1,000 of Notes	Make-Whole Payment per $1,000 of Notes	Total Payment per $1,000 of Notes
Class A	$1,000.00	$3.74	$0.00	$3.74
Class B	$1,000.00	$3.95	$0.00	$3.95
Class C	$1,000.00	$4.15	$0.00	$4.15

Total	$1,000.00	$3.77	$0.00	$3.77

	As of prior Payment Date		As of current Payment Date
	Balance	Note Pool Factor	Balance	Note Pool Factor
Class A	$891,010,000.00	1.00	$891,010,000.00	1.00
Class B	$68,120,000.00	1.00	$68,120,000.00	1.00
Class C	$40,870,000.00	1.00	$40,870,000.00	1.00

Total	$1,000,000,000.00	1.00	$1,000,000,000.00	1.00

Verizon Master Trust - VZMT 2023-1

Monthly Investor Report

Group Name	One

Principal Funding Account

Beginning Principal Funding Account Limit	$500,000,000.00
Ending Principal Funding Account Limit	$500,000,000.00

Beginning of period Principal Funding Account balance	$0.00
Add: Deposit to Principal Funding Account	$0.00
End of period Principal Funding Account Balance	$0.00

Note: Information regarding Amortization Event Tests and Excess Concentration Amounts can be found on the Verizon Master Trust report filed as Exhibit 99.1 to this Form 10-D.